Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ 29,570	$ (5,325)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	6,674	5,625
Vessel depreciation	40,803	42,193
Amortization of deferred financing costs	5,941	6,483
Write-off of deferred financing costs	446	0
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	(10,385)	0
Drydock expenditures	(2,265)	0
Loss write down on assets - related party	(68,606)	0
Reclassification of Dividend Income	(1,623)	0
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in Prepaid Expense and Other Assets	(2,829)	(266)
Increase (Decrease) in Accounts Payable and Accrued Liabilities	6,953	(2,022)
Increase (Decrease) in Accounts Receivable, Related Parties	(2,769)	4,117
Net Cash Used in Operating Activities	22,680	50,805
Payments to Acquire Equity Method Investments	1,500	0
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Property, Plant, and Equipment	47,302	0
Net Cash Provided by (Used in) Investing Activities	30,747	(21,423)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Debt	300,070	324,725
Repayments of Long-term Debt	(332,052)	(251,515)
Proceeds from (Repurchase of) Equity	0	18,710
Payments of Dividends	(4,298)	(4,579)
Payments of Debt Issuance Costs	4,508	5,029
Net Cash (Used in) Provided by Financing Activities	(40,788)	44,892
Increase in cash and cash equivalents	12,639	74,274
Cash and cash equivalents	80,134	142,809
Interest Paid, Excluding Capitalized Interest, Operating Activities	37,167	29,334
Supplemental Cash Flow Information [Abstract]
Proceeds from Dividends Received	1,623	0
Payments drydock and scrubbers	16,678	0
Payments to Acquire Machinery and Equipment	0	21,423
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 54,191	$ 0